Income Tax - Schedule of Components of Deferred Taxes (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Deferred tax assets
Net operating loss carrying forwards		¥ 14,304,646	¥ 15,316,222
Allowance against doubtful accounts		8,470,407	6,898,153
Operating lease liabilities		4,616,518	5,060,696
Total deferred tax assets		27,391,571	27,275,071
Less: Valuation allowance		(18,597,672)	(21,218,644)
Total deferred tax assets, net of valuation allowance		8,793,899	6,056,427
Net off against deferred tax liabilities		(8,793,899)	(6,056,427)
Total Deferred tax assets, net
Deferred tax liabilities
Operating lease right of use assets		4,633,383	4,991,631
Timing difference - revenue recognized prior to issuance of PRC VAT invoices		4,160,516	1,064,796
Total deferred tax liabilities		8,793,899	6,056,427
Net off against deferred tax assets		(8,793,899)	(6,056,427)
Deferred tax liabilities, net